SEGMENT REPORTING (Details)	12 Months Ended
	Mar. 31, 2026 USD ($) segment	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)
SEGMENT REPORTING
Number of operating segments | segment	3
Number of reportable segments not disclosed flag	true
Information by segments:
Revenues	$ 83,467,770	$ 71,452,736	$ 58,546,729
Cost of revenues	76,273,430	64,066,148	51,583,802
Gross profit	7,194,340	7,386,588	6,962,927
Operating expenses	3,653,854	2,587,180	1,961,214
Income from operations	3,540,486	4,799,408	5,001,713
Income tax provision	1,049,179	677,421	537,771
Net Income (Loss)	2,804,858	4,021,848	4,565,968
Depreciation	49,489	26,497	27,314
Capital expenditure	88,716	167,932	228,183
Total reportable assets	54,957,206	40,339,359	27,870,927
Auto Insurance Aftermarket Value-added Services
Information by segments:
Revenues	80,752,915	63,398,860	45,561,529
Cost of revenues	73,849,597	57,116,307	40,634,065
Gross profit	6,903,318	6,282,553	4,927,464
Operating expenses	3,535,010	2,295,563	1,526,232
Income from operations	3,368,308	3,986,990	3,401,232
Income tax provision	1,015,053	601,065	418,498
Net Income (Loss)	2,713,628	3,568,523	3,553,273
Depreciation	47,880	23,510	21,256
Capital expenditure	85,830	149,004	177,574
Total reportable assets	53,169,680	35,792,463	21,689,377
Other Scenario-based Customized Service
Information by segments:
Revenues	2,663,557	7,437,448	11,764,389
Cost of revenues	2,379,042	6,481,279	10,028,326
Gross profit	284,515	956,169	1,736,063
Operating expenses	116,598	269,297	394,087
Income from operations	167,917	686,872	1,341,976
Income tax provision	33,481	70,512	108,060
Net Income (Loss)	89,506	418,628	917,486
Depreciation	1,579	2,758	5,488
Capital expenditure	2,831	17,480	45,851
Total reportable assets	1,753,750	4,198,885	5,600,388
Software Development and Information Technology Services
Information by segments:
Revenues	51,298	616,428	1,220,811
Cost of revenues	44,791	468,562	921,411
Gross profit	6,507	147,866	299,400
Operating expenses	2,246	22,320	40,895
Income from operations	4,261	125,546	258,505
Income tax provision	645	5,844	11,213
Net Income (Loss)	1,724	34,697	95,209
Depreciation	30	229	570
Capital expenditure	55	1,448	4,758
Total reportable assets	$ 33,776	$ 348,011	$ 581,162